Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Consolidated condensed income statements [Abstract]
Revenue		$ 242,509	$ 247,452
Other operating income		22,620	19,373
Employee benefit expenses		(23,840)	(19,469)
Depreciation, amortization, and impairment charges		(103,790)	(100,925)
Other operating expenses		(78,881)	(87,933)
Operating profit		58,618	58,498
Financial income		7,997	992
Financial expense		(84,852)	(83,402)
Net exchange differences		1,705	3,073
Other financial expense, net		(5,284)	(1,130)
Financial expense, net		(80,434)	(80,467)
Share of profit of entities carried under the equity method		6,187	8,221
Loss before income tax		(15,629)	(13,748)
Income tax		9,656	3,906
Loss for the period		(5,973)	(9,842)
Profit attributable to non-controlling interests		(5,017)	(2,200)
Loss for the period attributable to the Company		$ (10,990)	$ (12,042)
Weighted average number of ordinary shares outstanding - basic (in shares)		116,140	112,741
Average number of ordinary shares outstanding - diluted (in shares)		119,487	116,894
Basic earnings per share (in dollars per share)		$ (0.09)	$ (0.11)
Diluted earnings per share (in dollars per share)	[1],[2]	$ (0.09)	$ (0.11)

[1]	Antidilutive effect applied in the case of loss for the period (see Note 21)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the ATM program have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2023 and 2022, as they have an antidilutive effect.